UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4 /30 /12

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus Diversified International Fund

-          Dreyfus Emerging Asia Fund

-          Dreyfus Greater China Fund

-          Dreyfus India Fund

-          Dreyfus Satellite Alpha Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Diversified
International Fund

SEMIANNUAL REPORT April 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified
International Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified International Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets had declined sharply by the start of the reporting period due to the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and recession fears in China. Fortunately, over the final months of 2011, European policymakers seemed to make progress toward addressing the region’s crisis, China’s economy appeared headed for a “soft landing” and the U.S. economy was bolstered by employment gains and increased manufacturing activity. Improved investor sentiment over the opening months of 2012 sparked market rallies that generally offset weakness earlier in the reporting period.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Richard B. Hoey, A. Paul Disdier and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Diversified International Fund’s Class A shares produced a total return of 4.54%, Class C shares returned 4.23% and Class I shares returned 4.86%.1 This compares with a 2.44% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “MSCI EAFE Index” or the “Index”), during the same period.2 Improving economic fundamentals in several parts of the world helped stabilize international stock markets, enabling them to post modest gains, on average, by the reporting period’s end. The fund produced higher returns than its benchmark, mainly due to strong relative performance by four of the fund’s six underlying portfolios.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus), or its affiliates, that invest primarily in stocks issued by foreign companies.The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. As of April 30, 2012, the fund’s assets were allocated as follows:

Underlying Funds	(%)
International Stock Fund	29
Dreyfus International Equity Fund	25
Dreyfus International Value Fund	14
Dreyfus/Newton International Equity Fund	20
Dreyfus Emerging Markets Fund	10
Dreyfus Emerging Asia Fund	2

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Markets Bolstered by Improving Economic Fundamentals

Global equity markets had floundered in the months prior to the reporting period due to a number of macroeconomic concerns, including a sovereign debt crisis in Greece that threatened other members of the European Union, fears of higher inflation and lower economic growth in China, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.These issues led investors to avoid many of the market’s riskier areas, and they focused instead on traditionally defensive markets, industry groups and companies with track records of consistent earnings growth, financial stability and dividend payments.

As economic conditions improved over the final months of 2011 and early 2012, many of these concerns abated. By mid-January 2012, the European Central Bank had added substantial liquidity to the European financial system, inflationary pressures in China had waned, and U.S. economic data showed clear signs of improvement. In response, investors grew more tolerant of risks, and they began to shift their attention to more growth-oriented segments of the equity markets.

Defensive Posture Buoyed Fund Performance

The fund began the reporting period with a relatively cautious investment posture, in which we generally maintained lighter exposure than the benchmark to European stock markets and to the financial sector, and we favored underlying investments focusing on stocks that historically have exhibited lower-than-average volatility during market downturns. This strategy enabled the fund to cushion the full brunt of market declines over the reporting period’s first half.

In January 2012, evidence improved that a global growth recession in 2012 appeared more likely than a global recession, we adopted a more constructive investment posture by moving some assets from the International Stock Fund to the Dreyfus Emerging Markets Fund.This shift positioned the fund to participate more fully in gains posted by the emerging markets over the reporting period’s second half.

In this market environment, the fund received positive contributions to its relative performance from the International Stock Fund, which benefited from a defensive stance early in the reporting period; Dreyfus/Newton International Equity Fund, in which a theme-based investment approach proved especially successful in Japan and the United Kingdom; Dreyfus Emerging Markets Fund, which took advantage of attractive valuations among fundamentally sound companies after

4

the downturn; and Dreyfus International Equity Fund, which benefited from strong stock selections in the consumer discretionary and telecommunications services sectors.

On the other hand, the fund’s results were constrained to a degree by two of its underlying portfolios. Dreyfus InternationalValue Fund was hurt when valuations generally were disregarded by investors in favor of momentum and growth factors. Dreyfus Emerging Asia Fund lagged mainly due to pronounced weakness in India.

Positioned for Continued Volatility

While global monetary policy is stimulative, we believe that ongoing issues arising from the still unresolved European sovereign debt crisis and the need for global deleveraging may continue to produce bouts of heightened volatility. In our analysis, the emerging markets currently appear better positioned for this environment than some developed markets, including Europe. Therefore, we have maintained a mildly defensive investment posture, and we are prepared to adjust the fund’s allocations as circumstances change.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are higher in emerging market countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through March 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$2.03	$5.99	$.31
Ending value (after expenses)	$1,045.40	$1,042.30	$1,048.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$2.01	$5.92	$.30
Ending value (after expenses)	$1,022.87	$1,019.00	$1,024.57

†	Expenses are equal to the fund’s annualized expense ratio of .40% for Class A, 1.18% for Class C and .06%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2012 (Unaudited)

Registered Investment Companies—99.7%	Shares	Value ($)
Dreyfus Emerging Asia Fund, Cl. I	1,142,338[a,b]	9,595,642
Dreyfus Emerging Markets Fund, Cl. I	5,224,909[b]	52,353,591
Dreyfus International Equity Fund, Cl. I	4,948,636[b]	132,376,021
Dreyfus International Value Fund, Cl. I	7,509,405[b]	75,619,709
Dreyfus/Newton International Equity Fund, Cl. I	6,505,281[b]	105,971,022
International Stock Fund, Cl. I	11,039,902[b]	151,246,652

Total Investments (cost $504,671,791)	99.7%	527,162,637
Cash and Receivables (Net)	.3%	1,556,292
Net Assets	100.0%	528,718,929

a	Non-income producing security.
b	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
Value (%)
Mutual Funds: Foreign	99.7

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments		504,671,791	527,162,637
Cash			1,808,812
Receivable for shares of Common Stock subscribed			34
Prepaid expenses			25,568
			528,997,051
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			6,396
Payable for shares of Common Stock redeemed			206,428
Interest payable—Note 2			97
Accrued expenses			65,201
			278,122
Net Assets ($)			528,718,929
Composition of Net Assets ($):
Paid-in capital			519,560,257
Accumulated distributions in excess of investment income—net			(336,767)
Accumulated net realized gain (loss) on investments			(12,995,407)
Accumulated net unrealized appreciation
(depreciation) on investments in affiliated issuers			22,490,846
Net Assets ($)			528,718,929

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	9,841,029	312,741	518,565,159
Shares Outstanding	1,023,703	32,715	53,857,752
Net Asset Value Per Share ($)	9.61	9.56	9.63

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	9,354,589
Expenses:
Directors' fees and expenses—Note 3(d)	57,126
Registration fees	25,149
Auditing fees	21,627
Shareholder servicing costs—Note 3(c)	20,204
Legal fees	19,630
Prospectus and shareholders' reports	7,214
Loan commitment fees—Note 2	3,004
Custodian fees—Note 3(c)	2,014
Distribution fees—Note 3(b)	1,019
Interest expense—Note 2	738
Miscellaneous	10,050
Total Expenses	167,775
Less—reduction in expenses due to undertaking—Note 3(a)	(924)
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	166,846
Investment Income—Net	9,187,743
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(12,476,208)
Capital gain distributions from affiliated issuers	4,856,296
Net Realized Gain (Loss)	(7,619,912)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	18,068,331
Net Realized and Unrealized Gain (Loss) on Investments	10,448,419
Net Increase in Net Assets Resulting from Operations	19,636,162
See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	9,187,743	5,035,437
Net realized gain (loss) on investments	(7,619,912)	(2,491,387)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	18,068,331	(45,253,453)
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,636,162	(42,709,403)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(194,199)	(104,433)
Class C Shares	(5,620)	(292)
Class I Shares	(9,324,691)	(5,921,143)
Total Dividends	(9,524,510)	(6,025,868)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,182,521	4,777,705
Class C Shares	200,880	118,251
Class I Shares	115,692,517	238,791,647
Dividends reinvested:
Class A Shares	189,297	104,360
Class C Shares	5,320	292
Class I Shares	1,239,699	973,208
Cost of shares redeemed:
Class A Shares	(2,130,406)	(1,369,169)
Class C Shares	(15,947)	(63,143)
Class I Shares	(83,192,861)	(69,062,457)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	33,171,020	174,270,694
Total Increase (Decrease) in Net Assets	43,282,672	125,535,423
Net Assets ($):
Beginning of Period	485,436,257	359,900,834
End of Period	528,718,929	485,436,257
Undistributed (distributions in excess of)
investment income—net	(336,767)	—

10

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Capital Share Transactions:
Class A
Shares sold	127,878	469,196
Shares issued for dividends reinvested	21,809	10,025
Shares redeemed	(225,709)	(137,473)
Net Increase (Decrease) in Shares Outstanding	(76,022)	341,748
Class C
Shares sold	22,202	11,177
Shares issued for dividends reinvested	615	28
Shares redeemed	(1,739)	(6,377)
Net Increase (Decrease) in Shares Outstanding	21,078	4,828
Class I
Shares sold	12,224,947	22,911,074
Shares issued for dividends reinvested	142,658	93,488
Shares redeemed	(9,076,942)	(7,017,782)
Net Increase (Decrease) in Shares Outstanding	3,290,663	15,986,780
See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.38	10.16	9.45	7.59	12.50
Investment Operations:
Investment income (loss)—net[b]	.17	.09	.09	.16	(.01)
Net realized and unrealized
gain (loss) on investments	.24	(.73)	.86	1.96	(4.90)
Total from Investment Operations	.41	(.64)	.95	2.12	(4.91)
Distributions:
Dividends from investment income—net	(.18)	(.14)	(.12)	(.26)	—
Dividends from net realized
gain on investments	—	—	(.12)	—	—
Total Distributions	(.18)	(.14)	(.24)	(.26)	—
Net asset value, end of period	9.61	9.38	10.16	9.45	7.59
Total Return (%)[c]	4.54[d]	(6.47)	10.18	28.80	(39.28)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	.41[f]	.40	.40	1.89	14.57[f]
Ratio of net expenses
to average net assets[e]	.40[f]	.24	.30	.37	.31[f]
Ratio of net investment income
(loss) to average net assets[e]	3.64[f]	.90	.92	2.01	(.13)[f]
Portfolio Turnover Rate	13.58[d]	16.15	20.78	36.68	25.65[d]
Net Assets, end of period ($ x 1,000)	9,841	10,310	7,701	4,578	1,646

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

12

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.35	10.10	9.38	7.54	12.50
Investment Operations:
Investment income (loss)—net[b]	.16	.01	.08	.14	(.05)
Net realized and unrealized
gain (loss) on investments	.22	(.71)	.78	1.90	(4.91)
Total from Investment Operations	.38	(.70)	.86	2.04	(4.96)
Distributions:
Dividends from investment income—net	(.17)	(.05)	(.02)	(.20)	—
Dividends from net realized
gain on investments	—	—	(.12)	—	—
Total Distributions	(.17)	(.05)	(.14)	(.20)	—
Net asset value, end of period	9.56	9.35	10.10	9.38	7.54
Total Return (%)[c]	4.23[d]	(7.01)	9.21	27.73	(39.68)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	1.52[f]	1.48	1.63	3.33	15.79[f]
Ratio of net expenses
to average net assets[e]	1.18[f]	.70	1.07	1.12	1.06[f]
Ratio of net investment income
(loss) to average net assets[e]	3.23[f]	.13	.85	1.76	(.51)[f]
Portfolio Turnover Rate	13.58[d]	16.15	20.78	36.68	25.65[d]
Net Assets, end of period ($ x 1,000)	313	109	69	84	39

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2012			Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	9.39	10.18	9.47	7.61	12.50
Investment Operations:
Investment income—net[b]	.18	.11	.11	.01	.05
Net realized and unrealized
gain (loss) on investments	.26	(.74)	.86	2.12	(4.94)
Total from Investment Operations	.44	(.63)	.97	2.13	(4.89)
Distributions:
Dividends from
investment income—net	(.20)	(.16)	(.14)	(.27)	—
Dividends from net realized
gain on investments	—	—	(.12)	—	—
Total Distributions	(.20)	(.16)	(.26)	(.27)	—
Net asset value, end of period	9.63	9.39	10.18	9.47	7.61
Total Return (%)	4.86[c]	(6.33)	10.34	28.89	(39.12)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	.06[e]	.05	.05	.24	14.86[e]
Ratio of net expenses
to average net assets[d]	.06[e]	.04	.04	.08	.06[e]
Ratio of net investment income
to average net assets[d]	3.94[e]	1.07	1.10	.16	.54[e]
Portfolio Turnover Rate	13.58[c]	16.15	20.78	36.68	25.65[c]
Net Assets, end of period
($ x 1,000)	518,565	475,017	352,131	163,611	30

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Amounts do not include the activity of the underlying funds.
e	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

16

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	527,162,637	—	—	527,162,637

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Net Realized
Company	10/31/2011 ($)	Purchases ($)†		Sales ($)	Gain/(Loss) ($)
Dreyfus Emerging
Asia Fund, Cl. I	9,271,508	1,858,818		1,322,146	(748,853)
Dreyfus Emerging
Markets Fund, Cl. I	37,334,770	23,726,845		4,932,450	(1,621,988)
Dreyfus International
Equity Fund, Cl. I	121,861,408	20,625,196		12,692,609	(2,678,866)
Dreyfus International
Value Fund, Cl. I	72,430,987	14,298,124		8,461,739	(1,604,542)
Dreyfus/Newton
International
Equity Fund, Cl. I	96,234,584	18,316,412		10,577,174	(2,011,210)
International
Stock Fund, Cl. I	148,758,880	21,438,851		26,599,751	(3,810,749)
Total	485,892,137	100,264,246		64,585,869	(12,476,208)

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	4/30/2012	($)	Assets (%) Distributions ($)
Dreyfus Emerging
Asia Fund, Cl. I	536,315	9,595,642		1.8	—
Dreyfus Emerging
Markets Fund, Cl. I	(2,153,586)	52,353,591		9.9	3,875,831
Dreyfus International
Equity Fund, Cl. I	5,260,892	132,376,021		25.0	2,780,543
Dreyfus International
Value Fund, Cl. I	(1,043,121)	75,619,709		14.3	2,401,689

18

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value	Net	Dividends/
Company	(Depreciation) ($)	4/30/2012($)	Assets (%) Distributions ($)
Dreyfus/Newton
International
Equity Fund, Cl. I	4,008,410	105,971,022	20.1	3,445,868
International
Stock Fund, Cl. I	11,459,421	151,246,652	28.6	1,706,954
Total	18,068,331	527,162,637	99.7	14,210,885

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,359,589 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, $415,833 of the carryover expires in fiscal 2018 and $943,756 expires in fiscal 2019.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $6,025,868. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012, was approximately $123,600 with a related weighted average annualized interest rate of 1.20%.

20

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed, until March 1, 2013, to assume the expenses of the fund so that the total annual fund and underlying funds’ operating expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.20% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $924 during the period ended April 30, 2012.

During the period ended April 30, 2012, the Distributor retained $44 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $1,019 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

30, 2012, Class A and Class C shares were charged $12,627 and $340 respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $2,093 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $157 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $2,014 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Rule 12b-1 distribution plan fees $191, shareholder services plan fees $2,068, custodian fees $1,484, chief compliance officer fees $2,122 and transfer agency per account fees $668, which are offset against an expense reimbursement currently in effect in the amount of $137.

22

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2012, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $100,264,246 and $64,585,869, respectively.

At April 30, 2012, accumulated net unrealized appreciation on investments was $22,490,846, consisting of $30,718,255 gross unrealized appreciation and $8,227,409 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Emerging Asia Fund

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Asia Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Asia Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets had declined sharply by the start of the reporting period due to the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and recession fears in China. Fortunately, over the final months of 2011, European policymakers seemed to make progress toward addressing the region’s crisis, China’s economy appeared headed for a “soft landing” and the U.S. economy was bolstered by employment gains and increased manufacturing activity. Improved investor sentiment over the opening months of 2012 sparked market rallies that generally offset weakness earlier in the reporting period.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Hugh Simon, Raymond Chan and Abhijit Sarkar, Portfolio Managers of Hamon Asian Advisors Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Emerging Asia Fund’s Class A shares produced a total return of –0.83%, Class C shares returned –1.22% and Class I shares returned –1.18%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Asia Index (the “Index”), produced a total return of 4.24% for the same period.2 Investor sentiment began to improve during the second half of the reporting period as economic concerns waned, and China and India moved away from previous inflation-fighting measures and relaxed some of their tight monetary restrictions. The fund produced lower returns than its benchmark, mainly due to its focus on midcap stocks at a time when large-cap stocks fared better. In addition, compared to the Index, the fund focused more on India and China, while maintaining underweighted exposure to Korea and Taiwan.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its net assets in stocks of companies that are located or principally traded in Asian emerging markets countries or other investments that are tied economically to Asian emerging markets.The fund may invest in the stocks of companies of any market capitalization. To determine where the fund will invest, we analyze several factors, including economic, demographic and political trends in Asian emerging market countries, the current financial condition and future prospects of individual companies and sectors in the Asian emerging markets, and the valuation of one market or company relative to that of another.

Markets Bolstered by Improving Economic Fundamentals

Economic conditions in emerging Asia appeared to stabilize during the opening months of 2012.Tighter fiscal and monetary policies previously implemented by some governments and central banks have reduced inflationary pressures, and officials began to adopt more accommodative stances during the reporting period, including reductions of short-term interest rates in China and India. In addition, restrictive policies, designed

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

to curb excessive lending and to dampen significant price appreciation in the Chinese property market, were relaxed somewhat, bolstering lending activity, which is a key driver of the region’s economy. Meanwhile, Thailand recovered from severe floods that inundated the country in 2011, and demand from the United States, a major export market for Asian goods, increased along with U.S. employment trends.

Consequently, investor sentiment shifted to a more positive tone by the early spring of 2012. Equity market sectors that had been severely punished over the summer and fall of 2011 bounced back, including financial and real estate stocks that tend to be more sensitive to changes in interest rates. However, the rebound was stronger among large-cap companies than the midcap companies in which the fund primarily invests.

Midcap Focus Weighed on Relative Results

Better relative performance during the 2012 upturn was not enough to fully offset earlier weakness stemming from our focus on midcap companies. Relative performance was especially weak in China, Korea, Hong Kong and India, while the fund’s investments in Indonesia, Taiwan and Thailand fared better. Indeed, the fund generally benefited from an increase in the fund’s allocation to better-performing Northern Asian markets over the reporting period.

From an industry group perspective, the fund’s investments in the materials sector lagged market averages as the pace of infrastructure construction slowed. For example, steelmaker Jai Balaji Industries suffered when India’s economy proved slow to recover amid political uncertainty and weak capital inflows, and China Petrochemical Development saw lackluster demand for raw materials employed in the manufacture of resins, plastics and synthetic fibers. Underweight exposure to and weak stock selections in the technology and health care sectors also weighed on the fund’s results.While the fund added value in the financials sector overall, two Indian financial holdings —SREI Infrastructure Finance and IFCI — posted lower earnings, driving their stocks lower. In other areas, Korean chemicals maker LG Chem posted lower-than-expected earnings when demand from Chinese manufacturers waned.

The fund achieved better results from Chinese property developers Evergrande Real Estate and China State Construction International Holdings, which benefited from lower short-term interest rates and expectations of an improved real estate market.The stock price of India’s Tata Motors hit record highs due to strong global sales of its Jaguar and

4

Land Rover brands, while Indonesian automobile distributor Indomobil Sukses International reported sharply higher quarterly revenues and earnings. Finally, Korea’s Samsung Electronics captured greater market share in the smartphone handset market.

Positioned for Continued Volatility

As of the reporting period’s end, we have been encouraged by signs of economic strength and lower inflation in China and other Asian emerging markets, and we remain optimistic about India’s long-term prospects. As market sentiment improves, we believe the stock market rally that began during the reporting period will broaden to include the smaller, fast-growing companies on which the fund focuses. Consequently, we have maintained overweighted exposure to China and India, and we have found a relatively large number of opportunities meeting our investment criteria in the consumer discretionary, financials and health care sectors.

May 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Emerging markets, such as those of China and Taiwan, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through July 31, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: FACTSET – Reflects reinvestment of dividends and, where applicable, capital gain
distributions.The MSCI Emerging Markets Asia Index is a free-float adjusted market capitalization-weighted index designed to measure equity market performance in the emerging market countries of Asia. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Asia Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.56	$13.25	$8.30
Ending value (after expenses)	$991.70	$987.80	$988.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.67	$13.40	$8.42
Ending value (after expenses)	$1,015.27	$1,011.54	$1,016.51

† Expenses are equal to the fund’s annualized expense ratio of 1.93% for Class A, 2.68% for Class C and 1.68%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Common Stocks—94.8%	Shares	Value ($)
China—19.0%
Agricultural Bank of China, Cl. H	1,279,000	608,290
China Medical System Holdings	1,048,500	483,799
China ZhengTong Auto Services Holdings	1,000,000 [a]	987,285
CITIC Securities, Cl. H	700,000 [a]	1,470,617
Dongyue Group	813,000	608,808
Evergrande Real Estate Group	2,506,000	1,450,245
First Tractor, Cl. H	522,000	487,105
Hilong Holding	1,920,000	455,337
Hunan Non-Ferrous Metal	5,764,000 [a]	1,686,412
KWG Property Holding	954,000	630,782
Ping An Insurance Group, Cl. H	221,500	1,852,816
		10,721,496
Hong Kong—12.5%
China Mengniu Dairy	284,000	878,503
China Resources Land	976,000	1,879,379
China State Construction International Holdings	2,508,000	2,317,718
China Unicom Hong Kong	500,000	889,330
Far East Horizon	741,000 [a]	570,173
Intime Department Store Group	426,000	538,083
		7,073,186
India—15.6%
Dr. Reddy’s Laboratories, ADR	23,200	784,856
Hexaware Technologies	543,264	1,335,996
Hinduja Ventures	200,000	1,489,943
Larsen & Toubro	21,579	502,357
Reliance Capital	92,000	574,956
Reliance Infrastructure	55,000	550,731
Tata Motors	360,000	2,162,391
United Spirits	50,943	755,397
Yes Bank	100,000	663,567
		8,820,194
Indonesia—6.0%
Bumi Serpong Damai	7,057,000	1,098,037
Indomobil Sukses Internasional	877,000 [a]	1,693,787
Sentul City	16,500,000 [a]	565,530
		3,357,354

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Italy—1.3%
Prada	104,000	706,412
Malaysia—1.3%
SapuraCrest Petroleum	431,100	722,299
Philippines—5.2%
Puregold Price Club	264,500	151,608
Security Bank	210,000	711,274
Semirara Mining	131,400	784,292
Universal Robina	854,000	1,314,780
		2,961,954
South Korea—15.7%
Cheil Worldwide	31,540	549,796
GS Retail	33,910	715,632
Hankook Tire	15,000	635,770
LG Chem	5,500	1,384,581
Orion	873	693,688
Samsung Electronics	2,350	2,890,388
Seegene	16,300[a]	807,698
SK Hynix	48,500[a]	1,203,783
		8,881,336
Taiwan—12.1%
Compal Communications	344,000	486,406
Hon Hai Precision Industry	650,000	2,056,251
Novatek Microelectronics	410,000	1,242,275
Pegatron	644,000	932,646
Quanta Computer	400,000	1,051,749
Taiwan Semiconductor Manufacturing	355,000	1,054,967
		6,824,294
Thailand—6.1%
Kasikornbank, NVDR	192,100	1,021,410
Pruksa Real Estate, NVDR	2,200,000	1,101,789
Robinson Department Store, NVDR	404,000	699,610
Supalai, NVDR	1,144,000	610,133
		3,432,942
Total Common Stocks
(cost $51,512,059)		53,501,467

8

	Number of
Participation Notes—3.5%	Participation Notes	Value ($)
India
Microsec Financial Services (5/15/14)	800,000[a]	353,920
Prime Focus (10/14/12)	1,758,250[a,b]	1,605,511
Total Participation Notes
(cost $4,735,490)		1,959,431

Total Investments (cost $56,247,549)	98.3%	55,460,898
Cash and Receivables (Net)	1.7%	950,917
Net Assets	100.0%	56,411,815

ADR—American Depository Receipts
NVDR—Non Voting Depository Receipts

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2012, the value of this security amounted to $1,605,511 or 2.8% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	26.9	Health Care	3.7
Information Technology	19.2	Telecommunication Services	2.4
Industrial	17.2	Energy	2.1
Consumer Discretionary	10.2	Utilities	1.0
Materials	7.9
Consumer Staples	7.7		98.3

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		56,247,549	55,460,898
Cash			262,481
Cash denominated in foreign currencies		1,206,835	1,209,613
Receivable for investment securities sold			852,113
Dividends receivable			65,782
Receivable for shares of Common Stock subscribed			30,495
Prepaid expenses			36,284
			57,917,666
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			80,070
Bank loan payable—Note 2			1,300,000
Payable for shares of Common Stock redeemed			73,587
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			52
Interest payable—Note 2			42
Accrued expenses			52,100
			1,505,851
Net Assets ($)			56,411,815
Composition of Net Assets ($):
Paid-in capital			73,259,522
Accumulated Investment (loss)—net			(489,069)
Accumulated net realized gain (loss) on investments			(15,576,118)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(782,520)
Net Assets ($)			56,411,815

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	27,199,385	10,257,074	18,955,356
Shares Outstanding	3,251,135	1,269,969	2,257,741
Net Asset Value Per Share ($)	8.37	8.08	8.40

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $27,454 foreign taxes withheld at source):
Unaffiliated issuers	230,382
Affiliated issuers	198
Total Income	230,580
Expenses:
Management fee—Note 3(a)	360,125
Shareholder servicing costs—Note 3(c)	108,650
Auditing fees	43,704
Distribution fees—Note 3(b)	41,709
Custodian fees—Note 3(c)	34,755
Prospectus and shareholders’ reports	26,135
Registration fees	20,781
Directors’ fees and expenses—Note 3(d)	6,249
Legal fees	2,244
Interest expense—Note 2	656
Loan commitment fees—Note 2	100
Miscellaneous	8,487
Total Expenses	653,595
Less—reduction in mamagement fee due to undertaking—Note 3(a)	(77,752)
Less—reduction in fees due to earnings credits—Note 3(c)	(36)
Net Expenses	575,807
Investment (Loss)—Net	(345,227)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(10,762,699)
Net realized gain (loss) on forward foreign currency exchange contracts	(103,515)
Net Realized Gain (Loss)	(10,866,214)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	10,263,132
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	1,615
Net Unrealized Appreciation (Depreciation)	10,264,747
Net Realized and Unrealized Gain (Loss) on Investments	(601,467)
Net (Decrease) in Net Assets Resulting from Operations	(946,694)

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment (loss)—net	(345,227)	(904,858)
Net realized gain (loss) on investments	(10,866,214)	(4,243,454)
Net unrealized appreciation
(depreciation) on investments	10,264,747	(36,209,978)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(946,694)	(41,358,290)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,803,166	19,323,900
Class C Shares	845,983	4,601,691
Class I Shares	6,953,713	15,439,575
Cost of shares redeemed:
Class A Shares	(10,144,306)	(47,585,139)
Class C Shares	(3,068,466)	(15,266,710)
Class I Shares	(5,167,761)	(25,248,631)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(4,777,671)	(48,735,314)
Total Increase (Decrease) in Net Assets	(5,724,365)	(90,093,604)
Net Assets ($):
Beginning of Period	62,136,180	152,229,784
End of Period	56,411,815	62,136,180
Accumulated investment (loss)—net	(489,069)	(143,842)
Capital Share Transactions (Shares):
Class A
Shares sold	731,607	1,645,828
Shares redeemed	(1,272,657)	(4,185,595)
Net Increase (Decrease) in Shares Outstanding	(541,050)	(2,539,767)
Class C
Shares sold	112,286	386,837
Shares redeemed	(390,419)	(1,389,835)
Net Increase (Decrease) in Shares Outstanding	(278,133)	(1,002,998)
Class I
Shares sold	848,586	1,346,404
Shares redeemed	(646,581)	(2,250,712)
Net Increase (Decrease) in Shares Outstanding	202,005	(904,308)

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	8.44	12.90	10.34	4.01	12.50
Investment Operations:
Investment income (loss)—net[b]	(.05)	(.09)	(.02)	(.02)	.08
Net realized and unrealized
gain (loss) on investments	(.02)	(4.38)	2.57	6.33	(8.57)
Total from Investment Operations	(.07)	(4.47)	2.55	6.31	(8.49)
Proceeds from redemption fees[c]	—	.01	.01	.02	—
Net asset value, end of period	8.37	8.44	12.90	10.34	4.01
Total Return (%)[d]	(.83)[e]	(34.63)	24.86	158.50	(68.00)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.19[f]	1.99	2.05	2.80	3.31[f]
Ratio of net expenses to average net assets	1.93[f]	1.99	1.95	2.00	2.00[f]
Ratio of net investment income
(loss) to average net assets	(1.12)[f]	(.77)	(.17)	(.29)	1.03[f]
Portfolio Turnover Rate	110.72[e]	131.78	75.72	100.74	217.53[e]
Net Assets, end of period ($ x 1,000)	27,199	32,000	81,709	58,548	5,528

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	See Note 3(e).
d	Exclusive of sales charge.
e	Annualized.
f	Not annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	8.18	12.61	10.18	3.98	12.50
Investment Operations:
Investment income (loss)—net[b]	(.07)	(.17)	(.09)	(.08)	.02
Net realized and unrealized
gain (loss) on investments	(.03)	(4.27)	2.51	6.27	(8.54)
Total from Investment Operations	(.10)	(4.44)	2.42	6.19	(8.52)
Proceeds from redemption fees[c]	—	.01	.01	.01	—
Net asset value, end of period	8.08	8.18	12.61	10.18	3.98
Total Return (%)[d]	(1.22)[e]	(35.13)	23.87	155.78	(68.16)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.01[f]	2.75	2.77	3.71	4.08[f]
Ratio of net expenses to average net assets	2.68[f]	2.75	2.70	2.75	2.75[f]
Ratio of net investment income
(loss) to average net assets	(1.88)[f]	(1.51)	(.83)	(.98)	.31[f]
Portfolio Turnover Rate	110.72[e]	131.78	75.72	100.74	217.53[e]
Net Assets, end of period ($ x 1,000)	10,257	12,663	32,166	15,090	2,233

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	See Note 3(e).
d	Exclusive of sales charge.
e	Annualized.
f	Not annualized.

See notes to financial statements.

14

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	8.50	12.96	10.34	4.00	12.50
Investment Operations:
Investment income (loss)—net[b]	(.04)	(.05)	.01	(.03)	.02
Net realized and unrealized
gain (loss) on investments	(.06)	(4.42)	2.60	6.35	(8.52)
Total from Investment Operations	(.10)	(4.47)	2.61	6.32	(8.50)
Proceeds from redemption fees[c]	—	.01	.01	.02	—
Net asset value, end of period	8.40	8.50	12.96	10.34	4.00
Total Return (%)	(1.18)[d]	(34.41)	25.34	158.50	(68.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.92[e]	1.72	1.74	2.05	2.86[e]
Ratio of net expenses to average net assets	1.68[e]	1.72	1.69	1.75	1.75[e]
Ratio of net investment income
(loss) to average net assets	(.88)[e]	(.43)	.13	(.31)	.29[e]
Portfolio Turnover Rate	110.72[d]	131.78	75.72	100.74	217.53[d]
Net Assets, end of period ($ x 1,000)	18,955	17,473	38,356	17,558	100

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	See Note 3(e).
d	Annualized.
e	Not annualized.

See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Asia Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon Asian Advisors Ltd. (“Hamon”) serves as the fund’s sub-investment adviser. Effective November 4, 2011, Hamon U.S. Investment Advisors Ltd. changed the company’s name to Hamon Asian Advisors Ltd. Hamon is an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 800 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (300 million shares authorized), Class C (250 million shares authorized), and Class I (250 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

16

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

18

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	53,501,467	—	—	53,501,467
Participation Notes†	353,920	1,605,511	—	1,959,431
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(52)	—	(52)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim

20

and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund follows an investment policy of investing primarily in Asian emerging market countries. Because the fund’s investments are concentrated in Asian emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,104,000		—	1,104,000	—		—

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

22

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $4,552,649 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, $938,643 of the carryover expires in fiscal 2016 and $3,614,006 expires in fiscal 2019.

The fund has analyzed its tax positions with respect to applicable income tax issues for open tax years (in each respective jurisdiction) and determined no material tax liabilities existed. The fund operates in certain jurisdictions where the tax laws are evolving and, therefore, the

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

application and interpretation of these laws and regulations is uncertain. In the future, the fund's tax position in these jurisdictions may be subject to review from time to time which could result in tax liabilities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012, was approximately $109,900, with a related weighted average annualized interest rate of 1.20%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed, from December 9, 2011 through July 31, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.65% of the value of the fund’s average daily net assets. Dreyfus had contractually agreed, from

24

November 1, 2011 through December 8, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of none of the classes (excluding certain expenses as described above) exceeded 1.75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $77,752 during the period ended April 30, 2012.

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2012, the Distributor retained $4,770 from commissions earned on sales of the fund’s Class A shares and $3,334 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $41,709 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $36,546 and $13,903, respectively, pursuant to the Shareholder Services Plan.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $15,704 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $1,111 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $36.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $34,755 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $58,587, Rule 12b-1 distribution plan fees $6,476, shareholder services plan fees $7,872, custodian fees $24,496, chief compliance officer fees $2,122 and transfer agency per account fees $4,044, which are offset against an expense reimbursement currently in effect in the amount of $23,527.

26

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2012, redemption fees charged and retained by the fund amounted to $29,763.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2012, amounted to $62,847,314 and $69,323,240, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number	Foreign
Exchange	of	Currency			Unrealized
Contracts	Contracts	Amount	Proceeds ($)	Value ($) (Depreciation) ($)
Sale:
Hong Kong Dollar
Expiring
5/2/2012[a]	1	2,300,000	296,391	296,443	(52)

Counterparty:
a Standard Chartered Bank

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Forward contracts	1,058,378

At April 30, 2012, accumulated net unrealized depreciation on investments was $786,651, consisting of $5,710,078 gross unrealized appreciation and $6,496,729 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Greater China Fund

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Greater China Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Greater China Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets had declined sharply by the start of the reporting period due to the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and recession fears in China. Fortunately, over the final months of 2011, European policymakers seemed to make progress toward addressing the region’s crisis, China’s economy appeared headed for a “soft landing” and the U.S. economy was bolstered by employment gains and increased manufacturing activity. Improved investor sentiment over the opening months of 2012 sparked market rallies that generally offset weakness earlier in the reporting period.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Hugh Simon, Raymond Chan and William Liu, Portfolio Managers of Hamon Asian Advisors Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Greater China Fund’s Class A shares produced a total return of –0.16%, Class C shares returned –0.58% and Class I shares returned –0.04%.1 In comparison, the fund’s benchmark, the Hang Seng Index, produced a total return of 7.12% for the same period.2

Global investor sentiment began to improve during the second half of the reporting period as fears of an economic slowdown waned and China’s policymakers moved away from previous inflation-fighting measures.The fund produced lower returns than its benchmark, mainly due to its focus on midcap stocks at a time when large-cap stocks fared better.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its net assets in stocks of companies that (i) are principally traded in China, Hong Kong or Taiwan (Greater China), (ii) derive at least 50% of their revenues from Greater China, or (iii) have at least 50% of their assets in Greater China.To determine where the fund will invest, we analyze several factors, including economic and political trends in Greater China, the current financial condition and future prospects of individual companies and sectors in the region, and the valuation of one market or company relative to that of another.

Markets Bolstered by Improving Economic Fundamentals

The Chinese economy appeared to have averted a “hard landing” during the reporting period, leading to improved investor sentiment and rising stock prices.Tighter fiscal and monetary policies previously implemented by the government and central bank seem to have reduced inflationary pressures, which peaked over the summer of 2011, and officials began to adopt a more accommodative stance, including two reductions of required reserved ratios for the banks during the reporting period. In addition, restrictive policies designed to dampen excessive price appreci-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

ation in the Chinese property market were relaxed somewhat, bolstering lending activity in this important sector of the domestic economy. Still, despite external weaknesses, China’s gross domestic product grew at an 8.1% annualized rate in the first quarter of 2012.

Investor sentiment shifted from a negative tone in the fall of 2011 to a more positive one by the spring of 2012 as fears of a significant economic slowdown waned. Equity market sectors that had been severely punished over the summer and fall of 2011 bounced back, including financial and real estate stocks that tend to be more sensitive to changes in interest rates. However, the stock market rebound was stronger among large-cap companies than the mid- and small-cap companies, which are the fund’s primary focus.

Midcap Focus Weighed on Relative Results

Our longstanding interest in midcap companies exposed the fund to heightened volatility over the final months of 2011, and better relative performance during the 2012 upturn was not enough to fully offset earlier weakness. Moreover, China shares, including “H” shares, generally underperformed the Hang Seng Index, which has a heavier weighting in international and Hong Kong companies. Relative performance was especially weak in the financials sector, where underweighted exposure and unfortunate stock selections prevented the fund from participating more fully in the sector’s rebound. The fund’s investments in the materials sector also lagged market averages as the pace of infrastructure construction slowed, reducing demand for basic materials. For example, chemicals producer Dongyue Group encountered weaker demand for its products used in hydrogen and solar power applications, and China Petrochemical Development saw lackluster demand for raw materials employed in the manufacture of resins, engineering plastics and synthetic fibers. Results in the consumer discretionary sector were constrained by a focus on midcap stocks that were slow to participate in a rally that proved more beneficial to larger companies.Among individual stocks, disappointments included industrial equipment maker LK Technology Holdings and Hong Kong-based agricultural equipment company First Tractor, Cl. H.

The fund achieved better results from property developers Evergrande Real Estate Group and China State Construction International Holdings, which benefited from lower short-term interest rates and expectations of an improving real estate market. Bank of China, Cl. H climbed amid rising lending volumes as monetary policy eased. Internet search engine provider Qihoo 360 Technology rose along with burgeoning adoption of smartphones in China. Finally, China Foods reported sharply higher earnings and cash flows, bolstering its stock price.

Positioned for Continued Volatility

As of the reporting period’s end, we have been encouraged by signs of economic strength and lower inflation in China, and we expect the GDP growth rate for 2012 to exceed the government’s conservative projections. As market sentiment and liquidity improve, we believe that the stock market rally will broaden to include the smaller, fast-growing companies on which the fund focuses. Consequently, we have maintained the fund’s emphasis on midcap stocks that appear poised to benefit from lower short-term interest rates and improving economic conditions in China and one of its primary export markets, the United States.

May 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Emerging markets, such as those of China and Taiwan, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investments in emerging markets.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: BLOOMBERG L.P. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Hang Seng Index is a free-float capitalization-weighted index of 36 companies that represents approximately 66% of the total market cap of the Stock Exchange of
Hong Kong. Index components are capped at 25% and divided into four sub-indexes. Return quoted is in U.S. dollars. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Greater China Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.34	$13.04	$7.90
Ending value (after expenses)	$998.40	$994.20	$999.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.42	$13.16	$7.97
Ending value (after expenses)	$1,015.51	$1,011.79	$1,016.96

† Expenses are equal to the fund’s annualized expense ratio of 1.88% for Class A, 2.63% for Class C and 1.59%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Common Stocks—95.0%	Shares	Value ($)
Consumer Discretionary—11.4%
Belle International Holdings	5,815,000	11,407,178
Brilliance China Automotive Holdings	4,454,000 [a]	4,833,661
China ZhengTong Auto Services Holdings	13,501,500 [a]	13,329,831
Hengdeli Holdings	5,000,000	2,004,215
Intime Department Store Group	4,251,000	5,369,465
Prada	1,500,000	10,188,628
Shenzhou International Group Holdings	2,843,000	5,349,874
		52,482,852
Consumer Staples—6.6%
China Foods	12,192,000	13,199,822
Shanghai Friendship Group, Cl. B	7,096,996 [a]	10,652,591
Vinda International Holdings	3,822,000	6,807,891
		30,660,304
Energy—4.2%
CNOOC	5,434,000	11,584,278
Hilong Holding	32,610,000	7,733,613
		19,317,891
Financial—29.1%
Agricultural Bank of China, Cl. H	20,900,000	9,940,002
China Merchants Property Development, Cl. B	2,046,121	3,852,968
China Minsheng Banking, Cl. H	10,000,000	10,375,516
China Overseas Land & Investment	7,200,000	15,608,901
China Resources Land	7,900,000	15,212,183
CITIC Securities, Cl. H	10,854,500 [a]	22,804,012
Evergrande Real Estate Group	23,955,000	13,862,972
Far East Horizon	17,922,000 [a]	13,790,330
KWG Property Holding	7,100,000	4,694,502
New China Life Insurance	2,250,000 [a]	10,164,462
Ping An Insurance Group, Cl. H	1,686,000	14,103,149
		134,408,997
Health Care—2.6%
China Medical System Holdings	26,424,000	12,192,575
Industrial—15.0%
AviChina Industry & Technology, Cl. H	33,000,000	15,226,876
China State Construction International Holdings	30,910,000	28,564,853

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Dalian Refrigeration, Cl. B	5,934,705	3,763,380
First Tractor, Cl. H	11,504,000	10,734,981
LK Technology Holdings	46,017,500	10,913,265
		69,203,355
Information Technology—15.3%
Baidu, ADR	46,600 [a]	6,183,820
Hon Hai Precision Industry	5,950,000	18,822,603
Novatek Microelectronics	3,041,000	9,214,047
Pegatron	8,300,000	12,020,131
Qihoo 360 Technology	500,000 [a]	12,285,000
Quanta Computer	4,648,000	12,221,319
		70,746,920
Materials—6.1%
Dongyue Group	7,298,668	5,465,546
Hunan Non-Ferrous Metal, Cl. H	50,492,000	14,772,781
Xinjiang Xinxin Mining Industry, Cl. H	29,715,000 [a]	8,119,428
		28,357,755
Telecommunication Services—4.7%
China Unicom Hong Kong	5,300,000	9,426,898
China Wireless Technologies	22,140,000	3,367,235
HKT Trust	11,463,000	8,909,010
		21,703,143
Total Common Stocks
(cost $415,547,070)		439,073,792
	Number of
Participation Notes—5.1%	Participation Notes	Value ($)
Consumer Staples—.7%
Yuan Longping High-tech
Agriculture, A Shares (2/6/13)	774,300 [a,b,c]	2,969,595

	Number of
Participation Notes (continued)	Participation Notes		Value ($)
Financial—4.4%
China Merchants Property
Development, A Shares (2/28/13)	1,683,000	[a,c]	6,086,570
Haitong Securities, A Shares
(11/1/12)	3,600,000	[a,c]	5,642,640
Ping An Insurance Group, A Shares
(11/1/12)	1,339,619	[a,c]	8,642,954
			20,372,164
Total Participation Notes
(cost $22,374,520)			23,341,759

Total Investments (cost $437,921,590)	100.1%		462,415,551
Liabilities, Less Cash and Receivables	(.1%)		(347,553)
Net Assets	100.0%		462,067,998

ADR—American Depository Receipts

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2012, the value of this security amounted to $2,969,595 or .7% of net assets.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities were valued at $23,341,759 or 5.1% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	33.5	Materials	6.1
Information Technology	15.3	Telecommunication Services	4.7
Industrial	15.0	Energy	4.2
Consumer Discretionary	11.4	Health Care	2.6
Consumer Staples	7.3		100.1

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		437,921,590	462,415,551
Cash			60,344
Cash denominated in foreign currencies		5,687	5,757
Receivable for investment securities sold			10,704,329
Receivable for shares of Common Stock subscribed			153,577
Dividends receivable			141,254
Prepaid expenses			116,817
			473,597,629
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			831,173
Payable for investment securities purchased			6,981,366
Bank loan payable—Note 2			1,800,000
Payable for shares of Common Stock redeemed			1,704,951
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			307
Interest payable—Note 2			58
Accrued expenses			211,776
			11,529,631
Net Assets ($)			462,067,998
Composition of Net Assets ($):
Paid-in capital			510,162,213
Accumulated Investment (loss)—net			(4,775,538)
Accumulated net realized gain (loss) on investments			(67,812,773)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			24,494,096
Net Assets ($)			462,067,998

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	259,956,837	128,318,274	73,792,887
Shares Outstanding	7,900,013	4,361,681	2,169,385
Net Asset Value Per Share ($)	32.91	29.42	34.02

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	199,280
Affiliated issuers	1,965
Total Income	201,245
Expenses:
Management fee—Note 3(a)	3,039,067
Shareholder servicing costs—Note 3(c)	998,015
Distribution fees—Note 3(b)	518,024
Custodian fees—Note 3(c)	143,076
Prospectus and shareholders’ reports	129,697
Directors’ fees and expenses—Note 3(d)	53,093
Professional fees	45,962
Registration fees	30,677
Interest expense—Note 2	5,099
Loan commitment fees—Note 2	1,779
Miscellaneous	12,728
Total Expenses	4,977,217
Less—reduction in fees due to earnings credits—Note 3(c)	(434)
Net Expenses	4,976,783
Investment (Loss)—Net	(4,775,538)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(62,755,427)
Net realized gain (loss) on forward foreign
currency exchange contracts	(115,644)
Net Realized Gain (Loss)	(62,871,071)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	62,326,109
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(609)
Net Unrealized Appreciation (Depreciation)	62,325,500
Net Realized and Unrealized Gain (Loss) on Investments	(545,571)
Net (Decrease) in Net Assets Resulting from Operations	(5,321,109)

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)[a]	October 31, 2011
Operations ($):
Investment (loss)—net	(4,775,538)	(3,836,735)
Net realized gain (loss) on investments	(62,871,071)	31,493,937
Net unrealized appreciation
(depreciation) on investments	62,325,500	(285,337,904)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,321,109)	(257,680,702)
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	(14,953,486)	(15,851,583)
Class B Shares	(204,333)	(303,557)
Class C Shares	(8,394,746)	(8,244,961)
Class I Shares	(4,147,846)	(4,289,908)
Total Dividends	(27,700,411)	(28,690,009)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	29,226,538	104,085,805
Class B Shares	31,633	102,776
Class C Shares	6,626,424	28,774,813
Class I Shares	20,901,801	57,598,937
Dividends reinvested:
Class A Shares	13,088,516	14,184,782
Class B Shares	166,227	241,887
Class C Shares	5,521,450	5,297,097
Class I Shares	2,537,328	2,303,863
Cost of shares redeemed:
Class A Shares	(67,571,097)	(267,324,135)
Class B Shares	(4,074,041)	(5,904,878)
Class C Shares	(26,816,099)	(82,816,215)
Class I Shares	(31,448,839)	(95,169,090)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(51,810,159)	(238,624,358)
Total Increase (Decrease) in Net Assets	(84,831,679)	(524,995,069)
Net Assets ($):
Beginning of Period	546,899,677	1,071,894,746
End of Period	462,067,998	546,899,677
Accumulated investment (loss)—net	(4,775,538)	—

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)[a]	October 31, 2011
Capital Share Transactions:
Class Ab
Shares sold	890,672	2,189,146
Shares issued for dividends reinvested	439,507	280,903
Shares redeemed	(2,092,240)	(5,756,520)
Net Increase (Decrease) in Shares Outstanding	(762,061)	(3,286,471)
Class Bb
Shares sold	1,183	2,210
Shares issued for dividends reinvested	6,233	5,271
Shares redeemed	(135,407)	(134,653)
Net Increase (Decrease) in Shares Outstanding	(127,991)	(127,172)
Class C
Shares sold	235,683	648,693
Shares issued for dividends reinvested	206,796	115,330
Shares redeemed	(924,831)	(2,005,614)
Net Increase (Decrease) in Shares Outstanding	(482,352)	(1,241,591)
Class I
Shares sold	620,903	1,168,784
Shares issued for dividends reinvested	82,488	44,347
Shares redeemed	(944,290)	(1,957,066)
Net Increase (Decrease) in Shares Outstanding	(240,899)	(743,935)

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended April 30, 2012, 34,313 Class B shares representing $1,050,013 were automatically converted to 30,865 Class A shares and during the period ended October 31, 2011, 44,704 Class B shares representing $2,015,933 were automatically converted to 40,588 Class A shares.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2012		Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	34.97	51.10	40.09	15.93	67.93	31.02
Investment Operations:
Investment (loss)—net[a]	(.29)	(.13)	(.27)	(.10)	(.00)[b]	(.12)
Net realized and unrealized
gain (loss) on investments	.04	(14.65)	11.26	24.22	(43.59)	41.61
Total from
Investment Operations	(.25)	(14.78)	10.99	24.12	(43.59)	41.49
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.45)
Dividends from net realized
gain on investments	(1.81)	(1.36)	—	—	(8.41)	(4.13)
Total Distributions	(1.81)	(1.36)	—	—	(8.41)	(4.58)
Proceeds from redemptions fees[c]	—	.01	.02	.04	—	—
Net asset value, end of period	32.91	34.97	51.10	40.09	15.93	67.93
Total Return (%)[d]	(.16)[e]	(29.73)	27.43	151.88	(72.40)	148.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.88[f]	1.84	1.89	1.95	1.95	1.77
Ratio of net expenses
to average net assets	1.88[f]	1.84	1.89	1.94	1.94	1.75
Ratio of net investment (loss)
to average net assets	(1.80)[f]	(.27)	(.60)	(.33)	(.01)	(.26)
Portfolio Turnover Rate	89.75[e]	91.44	71.53	75.14	66.07	106.59
Net Assets, end of period
($ x 1,000)	259,957	302,932	610,538	630,399	157,682 1,008,291

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	See Note 3(e).
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	31.60	46.64	36.86	14.76	64.13	29.56
Investment Operations:
Investment (loss)—net[a]	(.37)	(.41)	(.53)	(.31)	(.27)	(.46)
Net realized and unrealized
gain (loss) on investments	.00[b]	(13.28)	10.29	22.40	(40.69)	39.46
Total from Investment Operations	(.37)	(13.69)	9.76	22.09	(40.96)	39.00
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.30)
Dividends from net realized
gain on investments	(1.81)	(1.36)	—	—	(8.41)	(4.13)
Total Distributions	(1.81)	(1.36)	—	—	(8.41)	(4.43)
Proceeds from redemption fees[c]	—	.01	.02	.01	—	—
Net asset value, end of period	29.42	31.60	46.64	36.86	14.76	64.13
Total Return (%)[d]	(.58)[e]	(30.26)	26.56	149.73	(72.60)	146.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.63[f]	2.58	2.60	2.69	2.71	2.53
Ratio of net expenses
to average net assets	2.63[f]	2.58	2.60	2.68	2.70	2.51
Ratio of net investment (loss)
to average net assets	(2.55)[f]	(.98)	(1.31)	(1.13)	(.74)	(1.03)
Portfolio Turnover Rate	89.75[e]	91.44	71.53	75.14	66.07	106.59
Net Assets, end of period
($ x 1,000)	128,318	153,058	283,842	258,190	86,643	513,012

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	See Note 3(e).
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2012			Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	36.04	52.51	41.06	16.27	69.02	31.43
Investment Operations:
Investment income (loss)—net[b]	(.25)	(.03)	(.10)	(.03)	.03	.08
Net realized and unrealized
gain (loss) on investments	.04	(15.09)	11.53	24.81	(44.37)	42.16
Total from Investment Operations	(.21)	(15.12)	11.43	24.78	(44.34)	42.24
Distributions:
Dividends from
investment income—net	—	—	—	—	—	(.52)
Dividends from net realized
gain on investments	(1.81)	(1.36)	—	—	(8.41)	(4.13)
Total Distributions	(1.81)	(1.36)	—	—	(8.41)	(4.65)
Proceeds from redemption fees[c]	—	.01	.02	.01	—	—
Net asset value, end of period	34.02	36.04	52.51	41.06	16.27	69.02
Total Return (%)	(.04)[d]	(29.57)	27.86	152.43	(72.31)	149.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59[e]	1.60	1.56	1.63	1.66	1.49
Ratio of net expenses
to average net assets	1.59[e]	1.60	1.56	1.62	1.65	1.47
Ratio of net investment income
(loss) to average net assets	(1.51)[e]	(.07)	(.22)	(.09)	.07	.16
Portfolio Turnover Rate	89.75[d]	91.44	71.53	75.14	66.07	106.59
Net Assets, end of period
($ x 1,000)	73,793	86,871	165,622	80,875	24,147	233,751

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	See Note 3(e).
d	Not annualized.
e	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Greater China Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon Asian Advisors Ltd. (“Hamon”) serves as the fund’s sub-investment adviser. Effective November 4, 2011, Hamon U.S. Investment Advisors Ltd. changed the company’s name to Hamon Asian Advisors Ltd. Hamon is an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (600 million shares authorized), Class C (200 million shares authorized), and Class I (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class B shares were subject to a CDSC imposed on Class B shares redemptions made within six years of purchase and automatically converted to Class A shares after six years.The fund no longer offers Class B shares. Effective March 13, 2012, all outstanding Class B shares were automatically converted to Class A shares.Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	439,073,792	—	—	439,073,792
Participation
Notes†	20,372,164	—	2,969,595	23,341,759
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(307)	—	(307)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Participation Notes ($)
Balance as of 10/31/2011	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(542)
Purchases	—
Sales	—
Transfers into Level 3†††	2,970,137
Transfers out of Level 3	—
Balance as of 4/30/2012	2,969,595
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2012	(542)

†††	Transfers into Level 3 represent the value at the date of transfer.The transfer for the current period was due to the suspension of trading of a security.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund follows an investment policy of investing primarily in Asian emerging market countries. Because the fund’s investments are concentrated in Asian emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	886,000		151,922,000	152,808,000	—		—

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: long-term capital gains $28,690,009. The tax character of current year distributions will be determined at the end of the current fiscal year.

The fund has analyzed its tax positions with respect to applicable income tax issues for open tax years (in each respective jurisdiction) and determined no material tax liabilities existed. The fund operates in certain jurisdictions where the tax laws are evolving and, therefore, the application and interpretation of these laws and regulations is uncertain. In the future, the fund's tax position in these jurisdictions may be subject to review from time to time which could result in tax liabilities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012, was approximately $839,600, with a related weighted average annualized interest rate of 1.22%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2012, the Distributor retained $59,058 from commissions earned on sales of the fund’s Class A shares and $187 and $24,026 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares paid and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended April 30, 2012, Class B and Class C shares were charged $8,271 and $509,753, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay and Class B shares paid the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A, Class B and Class C shares were charged $338,390, $2,757 and $169,918, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $122,673 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $13,311 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $434.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $143,076 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $479,997, Rule 12b-1 distribution plan fees $79,651, shareholder services plan fees $80,449, custodian fees $147,330, chief compliance officer fees $2,122 and transfer agency per account fees $41,624.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2012, redemption fees charged and retained by the fund amounted to $57,574.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2012, amounted to $433,764,140 and $503,384,757, respectively.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number	Foreign
Exchange	of	Currency			Unrealized
Contracts	Contracts	Amount	Proceeds ($)	Value ($)	(Depreciation) ($)
Sale:
Hong Kong Dollar,
Expiring
5/2/2012[a]	1	13,700,000	1,765,464	1,765,771	(307)

Counterparty:
a Standard Chartered Bank

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Forward contracts	2,665,630

At April 30, 2012, accumulated net unrealized appreciation on investments was $24,493,961, consisting of $57,406,553 gross unrealized appreciation and $32,912,592 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

a,b

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
India Fund

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
India Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus India Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets had declined sharply by the start of the reporting period due to the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and recession fears in China. Fortunately, over the final months of 2011, European policymakers seemed to make progress toward addressing the region’s crisis, China’s economy appeared headed for a “soft landing” and the U.S. economy was bolstered by employment gains and increased manufacturing activity. Improved investor sentiment over the opening months of 2012 sparked market rallies that generally offset weakness earlier in the reporting period.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Hugh Simon, Raymond Chan and Abhijit Sarkar, Portfolio Managers of Hamon Asian Advisors Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus India Fund’s Class A shares produced a total return of –6.89%, Class C shares returned –7.40% and Class I shares returned –6.98%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International India NR Index (the “Index”), produced a total return of –9.66% for the same period.2 Although investor sentiment improved as economic concerns began to wane, it was not enough to fully offset earlier market weakness. The fund produced higher returns than its benchmark, mainly due to the success of our sector allocation and security selection strategies.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its net assets in equity and fixed-income securities of Indian issuers and other investments that are tied economically to India.The fund may invest in companies of any market capitalization. The fund invests in securities denominated in the Indian rupee or other local currency of issue or U.S. dollar-denominated securities.

When choosing investments, we analyze several factors, including:

  Economic and political trends in India

  The current financial condition and future prospects of individual companies and sectors in India

  The valuation of one company or sector in India relative to that of another

We generally seek companies with accelerated earnings outlooks and reasonably valued share prices. Characteristics of such companies may include reliable corporate governance, a commitment to increasing shareholder value, strong earnings momentum with consistent free cash flow generation, sound business fundamentals and long-term vision.

Markets Bolstered by Improving Liquidity Conditions

India’s economy and stock market were dampened during the fourth quarter of 2011 by several factors, most notably domestic political concerns and difficult liquidity conditions in some financial markets as

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

global investors sought more defensive opportunities elsewhere. Fortunately, economic conditions appeared to stabilize during the opening months of 2012. A more restrictive monetary policy had proved successful in reducing inflationary pressures, and policymakers began to adopt a more accommodative liquidity stance during the first quarter of 2012, including two reductions of the cash requirement ratio for banks.

Consequently, investor sentiment shifted to a more positive tone, enabling some stock market sectors in India to produce positive absolute returns for the reporting period, including health care, consumer discretionary and consumer staples stocks. However, other market sectors posted substantial declines for the benchmark, particularly the telecommunications services, industrials and energy sectors.

Allocation and Selection Strategies Buoyed Relative Results

While the fund was hurt by declining liquidity among midcap stocks during the reporting period’s first half, our focus on faster growing midcap companies enabled it to participate fully in the rebound over the second half. In addition, our emphasis on some of the market’s more traditionally defensive areas — including consumer-oriented companies and financial institutions — helped to protect it from the full brunt of volatility during the reporting period. Conversely, the fund benefited from underweighted exposure to some of the market’s more economically sensitive areas, such as the energy, information technology and materials sectors.

Moreover, our security selection process helped the fund participate in gains among fundamentally strong companies that weathered the downturn relatively well. Among consumer-oriented companies, we focused on Indian subsidiaries of large multinational companies, such as household products maker Gillette and food giant Nestle. Similarly, in the health care sector, the fund’s positions in the Indian subsidiaries of pharmaceutical developers Novartis and Pfizer fared relatively well.

The fund’s top individual performer for the reporting period was automobile manufacturerTata Motors, which saw strong global sales of its Jaguar and Land Rover brands. Several companies with a more domestic focus benefited from the expansion of a middle class of consumers in India, including shoemaker Bata India, alcoholic beverages provider United Spirits and tobacco producer VST Industries. Among more industrial business, oil driller Aban Offshore gained value.

Disappointments during the reporting period were concentrated mainly in companies supporting infrastructure construction due to higher financing costs. For example, steelmaker Jai Balaji Industries

4

suffered when India’s economy faltered, and financial institution SREI Infrastructure Finance posted lower earnings. In other areas, Parabolic Drugs saw its earnings eroded by higher interest rates, engineering and construction firm Larsen & Toubro reported lower-than-expected revenues, and Shree Ganesh Jewellery House was hurt by a venture in the solar power industry.

Positioned for Continued Volatility

As of the reporting period’s end, we have been encouraged by signs of economic recovery in India.Although a number of challenges persist, we remain optimistic about the market’s long-term prospects as middle-class growth drives consumer demand. Therefore, we have maintained our focus on the consumer staples, consumer discretionary and health care sectors, and we intend to take advantage of bouts of market weakness to purchase stocks of growing companies at attractive prices.

May 15, 2012

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.

Emerging markets, such as those of India, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC.The MSCI India NR Index is a free float-adjusted market capitalization index designed to measure the market performance, including price performance and income from dividend payments, of Indian equity securities.The Index is currently composed of the top 68 companies by market capitalization listed on the National Stock Exchange of India.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.60	$13.17	$8.40
Ending value (after expenses)	$931.10	$926.00	$930.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$10.02	$13.75	$8.77
Ending value (after expenses)	$1,014.92	$1,011.19	$1,016.16

† Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C and 1.75%
for Class I,multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus India Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Common Stocks—102.7%	Shares	Value ($)
Consumer Discretionary—19.8%
Bata India	13,000	216,671
EIH	40,853	64,884
Hinduja Ventures	8,905	66,340
Network 18 Media & Investments	80,000 [a]	57,761
Prime Focus	100,000 [a]	91,746
Reliance Broadcast Network	110,000 [a]	104,573
Shree Ganesh Jewellery House	14,000	20,774
Whirlpool of India	34,000 [a]	139,936
		762,685
Consumer Staples—18.2%
Balrampur Chini Mills	70,000	73,055
Colgate-Palmolive India	3,700	77,858
Dhampur Sugar Mills	110,000	99,772
Gillette India	1,697	82,802
Godfrey Phillips India	1,200	84,149
Nestle India	2,000	177,387
United Spirits	7,371	109,299
		704,322
Financial—13.9%
Future Capital Holdings	14,417	38,847
IFCI	115,000	89,905
PTC India Financial Services	135,686 [a]	41,195
Punjab & Sind Bank	73,000	101,120
Reliance Capital	18,500	115,616
SREI Infrastructure Finance	80,000	39,089
UCO Bank	75,000	110,010
		535,782

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care—17.2%
Merck	8,400 [a]	97,166
Natco Pharma	15,000	121,850
Novartis India	13,000	201,377
Parabolic Drugs	140,000	71,594
Pfizer	7,000	174,409
		666,396
Industrial—14.6%
Ingersoll-Rand India	15,000	142,585
Larsen & Toubro	6,500	151,319
Schneider Electric Infrastructure	48,000 [a]	81,746
Tata Motors	31,500	189,209
		564,859
Information Technology—4.8%
NIIT Technologies	20,000	98,994
Oracle Financial Services Software	1,697 [a]	84,365
		183,359
Materials—4.1%
Jai Balaji Industries	24,000	17,761
MOIL	29,000	140,708
		158,469
Telecommunication Services—2.2%
Reliance Communications	60,000	85,446

8

Common Stocks (continued)	Shares	Value ($)
Utilities—7.9%
Indiabulls Infrastructure and Power	132,750 [a,b]	5,422
NHPC	185,000	66,347
Reliance Infrastructure	8,600	86,114
Reliance Power	40,000 [a]	81,252
SJVN	185,000	67,752
		306,887

Total Investments (cost $4,298,281)	102.7%	3,968,205
Liabilities, Less Cash and Receivables	(2.7%)	(102,939)
Net Assets	100.0%	3,865,266

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2012, the value of this security amounted to $5,422 or .1% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Discretionary	19.8	Utilities	7.9
Consumer Staples	18.2	Information Technology	4.8
Health Care	17.2	Materials	4.1
Industrial	14.6	Telecommunication Services	2.2
Financial	13.9		102.7

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		4,298,281	3,968,205
Cash denominated in foreign currencies		1,289	1,272
Prepaid expenses			25,089
			3,994,566
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			2,401
Cash overdraft due to Custodian			100,054
Accrued expenses			26,845
			129,300
Net Assets ($)			3,865,266
Composition of Net Assets ($):
Paid-in capital			4,469,478
Accumulated Investment (loss)—net			(33,879)
Accumulated net realized gain (loss) on investments			(240,241)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(330,092)
Net Assets ($)			3,865,266

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	2,051,384	831,291	982,591
Shares Outstanding	208,094	85,212	99,626
Net Asset Value Per Share ($)	9.86	9.76	9.86

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	2,767
Affiliated issuers	24
Total Income	2,791
Expenses:
Management fee—Note 3(a)	19,882
Legal fees	39,764
Registration fees	37,055
Auditing fees	31,171
Prospectus and shareholders' reports	10,170
Custodian fees—Note 3(c)	9,769
Shareholder servicing costs—Note 3(c)	5,966
Distribution fees—Note 3(b)	2,538
Directors' fees and expenses—Note 3(d)	142
Loan commitment fees—Note 2	36
Miscellaneous	5,966
Total Expenses	162,459
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(128,981)
Less—reduction in fees due to earnings credits—Note 3(c)	(7)
Net Expenses	33,471
Investment (Loss)—Net	(30,680)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(112,293)
Net realized gain (loss) on forward foreign currency exchange contracts	128
Net Realized Gain (Loss)	(112,165)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(40,844)
Net Realized and Unrealized Gain (Loss) on Investments	(153,009)
Net (Decrease) in Net Assets Resulting from Operations	(183,689)

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011[a]
Operations ($):
Investment income (loss)—net	(30,680)	11,841
Net realized gain (loss) on investments	(112,165)	(147,694)
Net unrealized appreciation
(depreciation) on investments	(40,844)	(289,248)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(183,689)	(425,101)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,329,436	2,639,113
Class C Shares	495,896	672,916
Class I Shares	629,330	544,100
Cost of shares redeemed:
Class A Shares	(777,228)	(770,653)
Class C Shares	(185,018)	—
Class I Shares	(103,836)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	1,388,580	3,085,476
Total Increase (Decrease) in Net Assets	1,204,891	2,660,375
Net Assets ($):
Beginning of Period	2,660,375	—
End of Period	3,865,266	2,660,375
Accumulated investment (loss)—net	(33,879)	(3,199)
Capital Share Transactions (Shares):
Class A
Shares sold	136,465	222,073
Shares redeemed	(81,548)	(68,896)
Net Increase (Decrease) in Shares Outstanding	54,917	153,177
Class C
Shares sold	48,916	54,647
Shares redeemed	(18,351)	—
Net Increase (Decrease) in Shares Outstanding	30,565	54,647
Class I
Shares sold	66,500	43,566
Shares redeemed	(10,440)	—
Net Increase (Decrease) in Shares Outstanding	56,060	43,566
a From April 13, 2011 (commencement of operations) to October 31, 2011.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

	Six Months Ended
	April 30, 2012	Year Ended
Class A Shares	(Unaudited)	October 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	10.59	12.50
Investment Operations:
Investment income (loss)—net[b]	(.09)	.06
Net realized and unrealized
gain (loss) on investments	(.65)	(1.98)
Total from Investment Operations	(.74)	(1.92)
Proceeds from redemption fees[c]	.01	.01
Net asset value, end of period	9.86	10.59
Total Return (%)[d,e]	(6.89)	(15.28)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	10.46	12.82
Ratio of net expenses to average net assets[f]	2.00	2.00
Ratio of net investment income
(loss) to average net assets[f]	(1.83)	.98
Portfolio Turnover Rate[e]	44.17	36.45
Net Assets, end of period ($ x 1,000)	2,051	1,622

a	From April 13, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	See Note 3(e).
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2012	Year Ended
Class C Shares	(Unaudited)	October 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	10.54	12.50
Investment Operations:
Investment income (loss)—net[b]	(.12)	.01
Net realized and unrealized
gain (loss) on investments	(.67)	(1.98)
Total from Investment Operations	(.79)	(1.97)
Proceeds from redemption fees[c]	.01	.01
Net asset value, end of period	9.76	10.54
Total Return (%)[d,e]	(7.40)	(15.68)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	10.58	13.73
Ratio of net expenses to average net assets[f]	2.75	2.75
Ratio of net investment income
(loss) to average net assets[f]	(2.58)	.19
Portfolio Turnover Rate[e]	44.17	36.45
Net Assets, end of period ($ x 1,000)	831	576

a	From April 13, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	See Note 3(e).
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

14

	Six Months Ended
	April 30, 2012	Year Ended
Class I Shares	(Unaudited)	October 31, 2011[a]
Per Share Data ($):
Net asset value, beginning of period	10.60	12.50
Investment Operations:
Investment income (loss)—net[b]	(.07)	.07
Net realized and unrealized
gain (loss) on investments	(.68)	(1.98)
Total from Investment Operations	(.75)	(1.91)
Proceeds from redemption fees[c]	.01	.01
Net asset value, end of period	9.86	10.60
Total Return (%)[d]	(6.98)	(15.20)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	9.27	12.99
Ratio of net expenses to average net assets[e]	1.75	1.75
Ratio of net investment income
(loss) to average net assets[e]	(1.56)	1.10
Portfolio Turnover Rate[d]	44.17	36.45
Net Assets, end of period ($ x 1,000)	983	462

a	From April 13, 2011 (commencement of operations) to October 31, 2011.
b	Based on average shares outstanding at each month end.
c	See Note 3(e).
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus India Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund.The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon Asian Advisors Ltd. (“Hamon”) serves as the fund’s sub-investment adviser. Effective November 4, 2011, Hamon U.S. Investment Advisors Ltd. changed the company’s name to Hamon Asian Advisors Ltd. Hamon is an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 30,000 Class A, 40,000 Class C and 40,000 Class I shares of the fund.

16

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

18

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	3,962,783	—	5,422	3,968,205

† See Statement of Investments for additional detailed categorizations.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities—
Foreign ($)
Balance as of 10/31/2011	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(102)
Purchases	—
Sales	—
Transfers into Level 3††	5,524
Transfers out of Level 3	—
Balance as of 4/30/2012	5,422
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2012	(102)

††	Transfers into Level 3 represent the value of the date of transfer.The transfer for the current period was due to the suspension of trading of a security.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy:

20

quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund follows an investment policy of investing primarily in the securities of Indian issuers and other investments that are tied economically to India. Because the fund’s investments are concentrated in India, the fund’s performance is expected to be closely tied to social, political and economic conditions within India and to be more volatile than the performance of more geographically diversified funds.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		1,830,000	1,830,000	—		—

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized

22

capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The tax period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $37,594 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. Post-enactment losses can be carried forward for an unlimited period.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed until March 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $128,981 during the period ended April 30, 2012.

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2012, the Distributor retained $54 from commissions earned on sales of the fund’s Class A shares and $1,291 from CDSCs on redemptions of the fund’s Class C shares.

24

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $2,538 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $2,221 and $846, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $1,119 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ended April 30, 2012, the fund was charged $77 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $9,769 pursuant to the custody agreement.These fees were partially offset by earnings credits of $4.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $4,195, Rule 12b-1 distribution plan fees $569, shareholder services plan fees $628, custodian fees $2,392, chief compliance officer fees $2,122 and transfer agency per account fees $294, which are offset against an expense reimbursement currently in effect in the amount of $7,799.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2012, the fund charged and retained $3,464 in redemption fees.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2012, amounted to $2,871,232 and $1,383,430, respectively.

26

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.At April 30, 2012, there were no forward contracts outstanding.

At April 30, 2012, accumulated net unrealized depreciation on investments was $330,076, consisting of $243,018 gross unrealized appreciation and $573,094 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	27

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Satellite Alpha Fund

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Satellite Alpha Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Satellite Alpha Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had stabilized at the start of the reporting period in the wake of sharp declines stemming from the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and disappointing economic data. Fortunately, employment gains, increased manufacturing activity and other positive economic news over the final months of 2011 alleviated investors’ most serious concerns, and better business fundamentals during the first four months of 2012 sparked strong market rallies.As a result, most broad measures of U.S. stock market performance produced double-digit gains for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Richard B. Hoey,A. Paul Disdier and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Satellite Alpha Fund’s Class A shares produced a total return of 1.60%, Class C shares returned 1.26% and Class I shares returned 1.77%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International (MSCI) World Index (the “Index”), produced a total return of 7.54% for the same period.2 Improving economic fundamentals in several parts of the world helped stabilize global stock and bond markets, enabling them to post modest gains, on average, by the reporting period’s end. The fund produced lower returns than its benchmark, mainly due to lagging results from two of its underlying portfolios, Dreyfus Absolute Return Fund and Dreyfus Natural Resources Fund. Given the fund’s flexible strategy, its returns may deviate substantially from the returns of its benchmark.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus) that provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions.As of April 30, 2012, the fund’s assets were allocated as follows:

Underlying Funds	(%)

Dreyfus Global Absolute Return Fund	28
Dreyfus Emerging Markets Debt Local Currency Fund	13
Dreyfus Global Real Estate Securities Fund	10
Dreyfus Natural Resources Fund	14
Dreyfus Inflation Adjusted Securities Fund	10
Dreyfus International Bond Fund	10
Dreyfus Emerging Markets Fund	7
Dreyfus/The Boston Company Emerging
Markets Core Equity Fund	8

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Markets Bolstered by Improving Economic Fundamentals

Global financial markets had floundered in the months prior to the reporting period due to a number of macroeconomic concerns, including a sovereign debt crisis in Greece that threatened other members of the European Union, fears of higher inflation and lower economic growth in China, and uncertainties regarding the strength and sustainability of the U.S. economic recovery. These issues led investors to avoid many of the markets’ riskier areas, and they focused instead on traditionally defensive investments, such as sovereign bonds from fiscally sound nations.

As economic conditions improved over the final months of 2011 and early 2012, many of these concerns abated. By mid-January 2012, the European Union had taken credible steps to address the region’s problems, inflationary pressures in China had waned, and U.S. economic data showed clear signs of improvement. As a result, investors grew more tolerant of risks, and they began to shift their attention to riskier segments of the equity and fixed-income markets.

Defensive Posture Buoyed Fund Performance

The fund began the reporting period with a relatively cautious investment posture, in which we generally maintained lighter exposure than the benchmark to European financial markets, and we favored underlying investments focusing on securities that historically have exhibited lower-than-average volatility during market downturns. This strategy enabled the fund to cushion the full brunt of market declines over the reporting period’s first half.

In November 2011, we responded to more attractive valuations in the emerging markets by shifting some assets from Dreyfus Global Real Estate Fund to Dreyfus/The Boston Company Emerging Markets Core Equity Fund. For the same reason, we followed up this move in January 2012 with a reallocation of some assets from Dreyfus Absolute Return Fund to Dreyfus Emerging Markets Fund.We made a shift from fixed income to equity by moving assets from Dreyfus Emerging Markets Debt Local Currency Fund to Dreyfus Natural Resources Fund.

However, even reduced exposure to Dreyfus Absolute Return Fund proved harmful to performance, as its stock market selection and currency strategies weighed on results. In addition, a combination of weak economic indicators and reduced fear of a disruption of Middle East oil supply undermined the performance of Dreyfus Natural Resources Fund. On a more positive note, Dreyfus Real Estate Securities Fund achieved double-digit returns as global property markets rebounded,

4

and Dreyfus/The Boston Company Emerging Markets Core Equity Fund participated to a significant degree in the relative strength of emerging stock markets.

Positioned for Continued Volatility

While some international economies have shown recent signs of moderate strength, we believe that issues arising from the still unresolved European sovereign debt crisis and the ongoing need for global deleveraging may continue to produce bouts of heightened volatility in financial markets worldwide. In our analysis, the emerging markets currently appear better positioned for this environment than some developed markets, including Europe.Therefore, we have maintained a mildly defensive investment posture, and we are prepared to adjust the fund’s allocations as circumstances change.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying international equity fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Because one of the underlying fund’s investments is concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries.The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies.Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until March 1,
2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an
unmanaged index of global stock market performance, including the United States, Canada,
Europe,Australia, New Zealand and the Far East.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Satellite Alpha Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$2.21	$5.95	$.95
Ending value (after expenses)	$1,016.00	$1,012.60	$1,017.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class C	Class I
Expenses paid per $1,000†	$2.21	$5.97	$.96
Ending value (after expenses)	$1,022.68	$1,018.95	$1,023.92

† Expenses are equal to the fund’s annualized expense ratio of .44% for Class A, 1.19% for Class C and .19%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Registered Investment Companies—99.9%	Shares	Value ($)
Dreyfus Emerging Markets Debt Local Currency Fund, Cl. I	7,222 [a]	104,646
Dreyfus Emerging Markets Fund, Cl. I	5,605 [a]	56,165
Dreyfus Global Absolute Return Fund, Cl. I	18,462 [a,b]	222,286
Dreyfus Global Real Estate Securities Fund, Cl. I	10,370 [a]	80,364
Dreyfus Inflation Adjusted Securities Fund,
Institutional Shares	5,480 a,	77,596
Dreyfus International Bond Fund, Cl. I	4,610 [a]	78,044
Dreyfus Natural Resources Fund, Cl. I	4,383 [a,b]	115,498
Dreyfus/The Boston Company
Emerging Markets Core Equity Fund, Cl. I	2,988 [a]	61,023

Total Investments (cost $744,516)	99.9%	795,622
Cash and Receivables (Net)	.1%	1,056
Net Assets	100.0%	796,678

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Foreign	75.6	Mutual Funds: Domestic	24.3
			99.9

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments		744,516	795,622
Cash			9,671
Prepaid expenses			11,791
Due from The Dreyfus Corporation and affiliates—Note 2(c)			6,931
			824,015
Liabilities ($):
Accrued expenses			27,337
Net Assets ($)			796,678
Composition of Net Assets ($):
Paid-in capital			757,395
Accumulated distributions in excess of investment income—net			(2,214)
Accumulated net realized gain (loss) on investments			(9,609)
Accumulated net unrealized appreciation
(depreciation) on investments in affiliated issuers			51,106
Net Assets ($)			796,678

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	585,348	144,419	66,911
Shares Outstanding	38,593	9,579	4,398
Net Asset Value Per Share ($)	15.17	15.08	15.21

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	5,053
Expenses:
Auditing fees	21,618
Registration fees	18,551
Prospectus and shareholders’ reports	5,533
Shareholder servicing costs—Note 2(c)	1,724
Custodian fees—Note 2(c)	1,107
Distribution fees—Note 2(b)	504
Directors’ fees and expenses—Note 2(d)	83
Legal fees	36
Miscellaneous	8,869
Total Expenses	58,025
Less—reduction in expenses due to undertaking—Note 2(a)	(55,883)
Less—reduction in fees due to earnings credits—Note 2(c)	(1)
Net Expenses	2,141
Investment Income—Net	2,912
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments in affiliated issuers	(17,059)
Capital gain distributions from affiliated issuers	13,971
Net Realized Gain (Loss)	(3,088)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	12,244
Net Realized and Unrealized Gain (Loss) on Investments	9,156
Net Increase in Net Assets Resulting from Operations	12,068

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	2,912	8,146
Net realized gain (loss) on investments	(3,088)	10,717
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	12,244	(17,027)
Net Increase (Decrease) in Net Assets
Resulting from Operations	12,068	1,836
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(7,284)	(8,624)
Class C Shares	(695)	(1,516)
Class I Shares	(1,232)	(2,189)
Net realized gain on investments:
Class A Shares	(7,707)	—
Class C Shares	(1,689)	—
Class I Shares	(1,108)	—
Total Dividends	(19,715)	(12,329)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	143,678	462,039
Class C Shares	18,800	42,738
Class I Shares	5,945	61,255
Dividends reinvested:
Class A Shares	11,813	5,437
Class C Shares	1,231	404
Class I Shares	613	511
Cost of shares redeemed:
Class A Shares	(113,908)	(101,386)
Class C Shares	(15)	(15)
Class I Shares	(22,164)	(93,348)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	45,993	377,635
Total Increase (Decrease) in Net Assets	38,346	367,142
Net Assets ($):
Beginning of Period	758,332	391,190
End of Period	796,678	758,332
Undistributed (distributions in excess of)
investment income—net	(2,214)	4,085

10

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Capital Share Transactions:
Class A
Shares sold	9,560	29,785
Shares issued for dividends reinvested	815	355
Shares redeemed	(7,637)	(6,661)
Net Increase (Decrease) in Shares Outstanding	2,738	23,479
Class C
Shares sold	1,262	2,755
Shares issued for dividends reinvested	85	26
Shares redeemed	(1)	(1)
Net Increase (Decrease) in Shares Outstanding	1,346	2,780
Class I
Shares sold	391	3,901
Shares issued for dividends reinvested	42	33
Shares redeemed	(1,435)	(5,953)
Net Increase (Decrease) in Shares Outstanding	(1,002)	(2,019)

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2012	Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.34	15.51	13.85	12.50
Investment Operations:
Investment income—net[b]	.06	.20	.18	.00[c]
Net realized and unrealized
gain (loss) on investments	.16	.03	1.48	1.35
Total from Investment Operations	.22	.23	1.66	1.35
Distributions:
Dividends from investment income—net	(.19)	(.40)	(.00)[c]	—
Dividends from net realized
gain on investments	(.20)	—	(.00)[c]	—
Total Distributions	(.39)	(.40)	(.00)[c]	—
Net asset value, end of period	15.17	15.34	15.51	13.85
Total Return (%)[d]	1.60[e]	1.41	12.09	10.80[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	14.52[g]	18.57	37.30	100.93[g]
Ratio of net expenses to average net assets[f]	.44[g]	.54	.53	.50[g]
Ratio of net investment income
to average net assets[f]	.84[g]	1.27	1.24	.08[g]
Portfolio Turnover Rate	33.43[e]	52.02	56.19	4.35[e]
Net Assets, end of period ($ x 1,000)	585	550	192	162

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
e	Not annualized.
f	Amounts do not include the activity of the underlying funds.
g	Annualized.

See notes to financial statements.

12

Six Months Ended
	April 30, 2012	Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.19	15.36	13.82	12.50
Investment Operations:
Investment income (loss)—net[b]	.00[c]	.10	.07	(.03)
Net realized and unrealized
gain (loss) on investments	.17	.01	1.47	1.35
Total from Investment Operations	.17	.11	1.54	1.32
Distributions:
Dividends from investment income—net	(.08)	(.28)	—	—
Dividends from net realized
gain on investments	(.20)	—	(00)[c]	—
Total Distributions	(.28)	(.28)	(00)[c]	—
Net asset value, end of period	15.08	15.19	15.36	13.82
Total Return (%)[d]	1.26[e]	.63	11.24	10.56[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	15.61[g]	19.48	37.80	104.02[g]
Ratio of net expenses to average net assets[f]	1.19[g]	1.29	1.28	1.25[g]
Ratio of net investment income
(loss) to average net assets[f]	.02[g]	.63	.48	(.67)[g]
Portfolio Turnover Rate	33.43[e]	52.02	56.19	4.35[e]
Net Assets, end of period ($ x 1,000)	144	125	84	70

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
e	Not annualized.
f	Amounts do not include the activity of the underlying funds.
g	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2012	Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.40	15.56	13.86	12.50
Investment Operations:
Investment income—net[b]	.09	.27	.34	.01
Net realized and unrealized
gain (loss) on investments	.15	(.01)	1.37	1.35
Total from Investment Operations	.24	.26	1.71	1.36
Distributions:
Dividends from investment income—net	(.23)	(.42)	(.01)	—
Dividends from net realized
gain on investments	(.20)	—	(.00)[c]	—
Total Distributions	(.43)	(.42)	(.01)	—
Net asset value, end of period	15.21	15.40	15.56	13.86
Total Return (%)	1.77[d]	1.61	12.35	10.88[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	14.14[f]	18.93	37.32	106.59[f]
Ratio of net expenses to average net assets[e]	.19[f]	.29	.28	.25[f]
Ratio of net investment income
to average net assets[e]	1.21[f]	1.77	2.20	.34[f]
Portfolio Turnover Rate	33.43[d]	52.02	56.19	4.35[d]
Net Assets, end of period ($ x 1,000)	67	83	115	58

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Satellite Alpha Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund.The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,002 Class A, 4,001 Class C and 4,003 Class I shares of the fund.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	795,622	—	—	795,622

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Net Realized
Company	10/31/2011	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus Emerging Markets
Debt Local Currency
Fund, Cl. I	112,451		29,480	40,013	(2,588)
Dreyfus Emerging
Markets Fund, Cl. I	16,839		49,933	8,710	(2,651)
Dreyfus Global Absolute
Return Fund, Cl. I	256,440		59,674	91,204	(607)

18

Affiliated
Investment	Value				Net Realized
Company	10/31/2011 ($)	Purchases ($)†		Sales ($)	Gain (Loss) ($)
Dreyfus Global Real
Estate Securities
Fund, Cl. I	110,134	21,256		55,020	(4,014)
Dreyfus Inflation Adjusted
Securities Fund,
Institutional Shares	72,992	18,131		15,020	21
Dreyfus International
Bond Fund Cl. I	74,864	19,862		16,689	(178)
Dreyfus Natural
Resources Fund, Cl. I	99,275	42,467		23,216	(2,337)
Dreyfus/The Boston
Company Emerging
Markets Core
Equity Fund, Cl. I	16,972	62,056		12,517	(4,705)
Total	759,967	302,859		262,389	(17,059)

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	4/30/2012	($)	Assets (%) Distributions ($)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	5,316	104,646		13.1	2,708
Dreyfus Emerging
Markets Fund, Cl. I	754	56,165		7.1	1,866
Dreyfus Global Absolute
Return Fund, Cl. I	(2,017)	222,286		27.9	—
Dreyfus Global Real Estate
Securities Fund, Cl. I	8,008	80,364		10.1	1,439
Dreyfus Inflation Adjusted
Securities Fund,
Institutional Shares	1,472	77,596		9.7	1,183
Dreyfus International
Bond Fund Cl. I	185	78,044		9.8	1,030
Dreyfus Natural
Resources Fund, Cl. I	(691)	115,498		14.5	—
Dreyfus/The Boston
Company Emerging
Markets Core
Equity Fund, Cl. I	(783)	61,023		7.7	10,798
Total	12,244	795,622		99.9%	19,024

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $12,329. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other

20

mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

The Manager has contractually agreed, until March 1, 2013, to assume the expenses of the fund so that the total annual fund’s and underlying funds’ operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, underlying fund expenses and extraordinary expenses) exceed 1.35% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $55,883 during the period ended April 30, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $504 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $727 and $168, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$431 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $22 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $1,107 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Rule 12b-1 distribution plan fees $88, shareholder services plan fees $157, custodian fees $402, chief compliance officer fees $2,122 and transfer agency per account fees $156, which are offset against an expense reimbursement currently in effect in the amount of $9,856.

22

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2012, amounted to $302,859 and $262,389, respectively.

At April 30, 2012, accumulated net unrealized appreciation on investments was $51,106, consisting of $55,776 gross unrealized appreciation and $4,670 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

By: /s/James Windels
James Windels, Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)